Leases - Schedule of Non-cancellable Operating Lease Rentals as Lessor (Details) - Vessels $ in Thousands	Dec. 31, 2019 USD ($)
Disclosure of finance lease and operating lease by lessor [line items]
Minimum lease payments receivable under non-cancellable operating lease	$ 556,359
Less than 1 year
Disclosure of finance lease and operating lease by lessor [line items]
Minimum lease payments receivable under non-cancellable operating lease	184,157
Between 1 and 5 years
Disclosure of finance lease and operating lease by lessor [line items]
Minimum lease payments receivable under non-cancellable operating lease	344,796
More than 5 years
Disclosure of finance lease and operating lease by lessor [line items]
Minimum lease payments receivable under non-cancellable operating lease	$ 27,362